SHAREHOLDERS' EQUITY (Summary of Options Data) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 34.93	$ 27.50	$ 9.02
Total intrinsic value of the options exercised	$ 137,448	$ 75,763	$ 64,062
Total fair value of share vested	$ 27,629	$ 20,780	$ 18,602